Related Party Transactions - Additional Information (Detail) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Jun. 21, 2012 CAH [Member]	Dec. 31, 2013 Xian New Changan Medical Investment Co Ltd [Member] USD ($)	Dec. 31, 2013 Xian New Changan Medical Investment Co Ltd [Member] CNY	Dec. 31, 2013 Xian New Changan Medical Investment Co Ltd [Member] CAH [Member]
Schedule of Other Related Party Transactions [Line Items]
Total loan balance due			$ 16,725	101,249
Loan balance, overdue			4,749	28,749
Equity interest in equity method investment	100.00%	52.00%	48.00%		48.00%
Impairment of loan			$ 0